Condensed Schedule of Investments (Parenthetical) - U.S. Government Securities [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule of Investments [Line Items]
Investments, cost	$ 12,989,784
US Treasury Bills 0.41 [Member]
Schedule of Investments [Line Items]
Investment, face amount	$ 13,000,000
Investment, maturity date	Feb. 02, 2017
Investments, cost	$ 12,989,784
Investment, interest rate	41.00%